Hatteras Disciplined Opportunity Fund
Hatteras Disciplined Opportunity Fund
Investment Objective
The Hatteras Disciplined Opportunity Fund (the “Fund”) seeks to consistently outperform the broader equity market on a risk-adjusted basis in both rising and declining markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 12 of this Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 28 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hatteras Disciplined Opportunity Fund	Class A		Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%	[1]	none
[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hatteras Disciplined Opportunity Fund		Class A	Institutional Class
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.53%	1.53%
Total Annual Fund Operating Expenses		3.03%	2.78%
Less: Expense Reimbursement	[1]	(1.03%)	(1.03%)
Total Annual Fund Operating Expenses After Reimbursement		2.00%	1.75%
[1]	Hatteras Funds, LLC (the "Advisor") has contractually agreed to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation (collectively, "Excluded Expenses")) to the extent necessary to ensure the Fund's total annual fund operating expenses do not exceed 2.00% and 1.75% (each, the "Annual Limit") of the average daily net assets of the Fund's Class A shares and Institutional Class shares, respectively, through at least July 31, 2016. The Advisor is permitted to recoup expense reimbursements made during the prior three fiscal years, so long as such recoupments do not cause the Fund to exceed the Annual Limit or the expense limit in place at the time of such reimbursement. This arrangement can be terminated only by, or with the consent of, the Hatteras Alternative Mutual Funds Trust Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in Fund shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hatteras Disciplined Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	668	1,275	1,905	3,593
Institutional Class	178	765	1,378	3,034

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2014, the portfolio turnover rate of the Hatteras Disciplined Opportunity Fund, a series of HCIM Trust and the predecessor of the Fund (the “Predecessor Fund”), was 29% of the average value of its portfolio. Additional information regarding the reorganization of the Predecessor Fund into the Fund can be found under “Summary Section - Performance” below.

Principal Investment Strategies
The Fund seeks to achieve its investment objective principally by:

•	Buying call options on the S&P 500® Composite Stock Price Index (the “S&P 500 Index”) to create broad market exposure, and

•	buying and writing (selling) additional call and put options on the S&P 500 Index to enhance market returns and reduce market losses.

The Sub-Advisor, as defined below, employs a proprietary “Planned Return Strategy” (“PRS”) to select Fund investments. PRS is based on the Sub-Advisor’s work in Behavioral Finance and is designed to consistently outperform the S&P 500 on a risk-adjusted basis in both rising and declining markets. The Fund is classified as non-diversified. Because the Fund is ‘non-diversified,’ it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.

The Acertus Planned Return Strategy

PRS is implemented through the purchase of a rolling series of tranches of call and put options, each delivering a formulaic return over its term. The rolling series of tranches and formulaic tranche returns are explained further below.

Rolling Series of Tranches

The Fund generally invests in a series of 12 rolling “tranches” of call and put options, with each tranche having approximately a 12-month term. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately twelve months.

The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

The Fund expects that its assets will generally be invested evenly across the tranches, such that the average time to expiration of the Fund’s options will be approximately six months.

Formulaic Tranche Returns

Options purchase decisions are made based upon a targeted formulaic return for each tranche over its term. The formula is determined by the Sub-Advisor’s analysis of historic market movements and the likelihood of delivering an attractive risk-adjusted rate of return in different market conditions. The formula dictates a desired level of downside protection and an enhanced market return multiple with the price of options determining the maximum return that a tranche can deliver over its term. Each tranche is intended to be held until the expiration date of its options. Effectively, the formulaic structure amounts to (a) giving up a potential higher return in exchange for return enhancement up to the maximum return and (b) buying limited downside protection at the cost of steeper losses if the S&P 500 Index declines past the specified limit.

For example, a given tranche may be constructed by purchasing a call option on the S&P 500 Index to gain market exposure, along with buying and writing (selling) put options on the S&P 500 Index to protect against a 10% decline in the S&P 500 Index (“downside protection”), with a loss of 1.15 times any S&P 500 Index decline beyond 10%. In addition, call options may be purchased or written (sold) on the index to double the S&P 500 Index’s gains up to a maximum return of 12% with no additional gains beyond 12%.

During periods of high volatility, which may coincide with market lows, options pricing may allow for a greater level of maximum return for a given level of downside protection. During periods of low volatility, which may coincide with market highs, market pricing may support lower maximum returns while maintaining the desired level of downside protection. Therefore, the tranches may allow for higher maximum returns from market lows while maintaining downside protection at market highs.

The Fund generally intends to utilize FLexible EXchange® Options (“FLEX Options”), which are customized option contracts available through the Chicago Board Options Exchange (“CBOE”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Tranches of options only deliver their formulaic return if held until their expiration. Fund performance will equal the value and time weighted average of the individual market valuations for each of the options in all of the tranches held for the intended period, plus the performance of any cash or other securities held in the account, less management fees and other costs.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

•
Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC.  The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

•	Management Risk: The Fund’s success will depend on the management of the Sub-Advisor (as defined below) and on the skill and acumen of the Sub-Advisor’s personnel.

•
Market Risk: The value of equity securities and other investments owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events in the U.S. or abroad that affect individual issuers, sectors or large portions of the market.

•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or other occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. A decline in the value of the securities of a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Performance
On July 10, 2015, substantially all of the assets of the Hatteras Disciplined Opportunity Fund, a series of HCIM Trust (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization were assumed by the Fund. Therefore, the bar chart and performance table below illustrate the performance of the Predecessor Fund’s Institutional Class shares for its first full calendar year ended December 31, 2014. The information provides an indication of some of the risks of investing in the Fund.  The bar chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hatterasfunds.com or by calling the Fund toll-free at 1-877-569-2382.  Performance is not shown for the Fund’s Class A shares because the Fund’s Class A shares do not have annual returns for a full calendar year.

During the period of time shown in the bar chart, the Predecessor Fund’s Institutional Class shares’ highest quarterly return was 2.09% for the quarter ended June 30, 2014 and the lowest quarterly return was 0.20% for the quarter ended September 30, 2014.

Average Annual Total Returns For the Periods Ended December 31, 2014
Average Annual Returns - Hatteras Disciplined Opportunity Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	4.56%		4.56%		Dec. 31, 2013
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	4.00%	[1]	4.00%	[1]
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.01%		3.01%
S&P 500 Index (Dividends Reinvested) (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (Dividends Reinvested) (reflects no deduction for fees, expenses, or taxes)	13.69%		13.69%		Dec. 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts ("IRAs").